20. INTANGIBLE ASSETS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Capitalized borrowing costs	R$ 2	R$ 4	R$ 71
Annual average amortization rate	4.01%